Share based compensation reserve	9 Months Ended
Sep. 30, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Share based compensation reserve
Share based compensation reserve

During 2015, the Company established a discretionary share award scheme, the Long-term Incentive Plan ("LTIP"), which enables the Company’s Compensation Committee to make grants (“awards”) in the form of rights over ordinary shares ("restricted shares"), to any Director, Non-Executive Director or employee of the Company. The Compensation Committee currently grants awards to certain members of the Company's management team and certain of its Non-Executive Directors.
All awards are to be settled by delivery of shares.
Director and Senior Management Share Awards

As part of its long term incentive initiatives, the Company has outstanding awards over 4,958,600 ordinary shares granted to certain members of its management team (the “Management Share Awards”) as of the following three award dates:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	Total
Number of awards outstanding at January 1, 2018	3,837,000	1,090,000	—	4,927,000
New awards granted in the period	—	—	481,600	481,600
Forfeitures in the period	(375,000)	(75,000)	—	(450,000)
Number of awards outstanding at September 30, 2018	3,462,000	1,015,000	481,600	4,958,600

Relevant to each grant, the vesting of such awards is subject to the following performance conditions: up to one-half of such award will vest if the Company achieves one of a range of benchmark market share price performance targets over a four-year period (the "Share Price Performance Condition") and up to one-half of such award will vest upon the Company achieving one of a range of cumulative EBITDA performance targets over a four-year period (the "EBITDA Performance Condition"). If the Share Price Performance Condition is satisfied, up to 50% of the shares subject to the Share Price Performance Condition will vest in the initial two-year period following the grant and up to 50% of the shares subject to the Share Price Performance Condition will vest over the subsequent two-year period following the grant.

•	For the 2016 award, the initial two-year period is through to January 1, 2018 and the subsequent two-year period is through to January 1, 2020.

•	For the 2017 award, the initial two-year period is through to January 1, 2019 and the subsequent two-year period is through to January 1, 2021.

•	For the 2018 award, the initial two-year period is through to January 1, 2020 and the subsequent two-year period is through to January 1, 2022.

With respect to each such award, if the respective EBITDA Performance Condition is satisfied, up to 50% of such award subject to the EBITDA Performance Condition will vest on January 1, 2020, 2021 and 2022, respectively, as the case may be.
In September 2018, 294,810 restricted shares granted as part of the 2016 Management Share Awards vested, resulting in the issuance of 181,054 ordinary shares to participants in the LTIP in October 2018 (net of 113,756 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
The share-based compensation charge reported within the Consolidated Statement of Profit or Loss for the three and nine months ended September 30, 2018 related to the Director and Senior Management Share Awards is €2.9 million and €8.8 million, respectively. (Three and nine months ended September 30, 2017: €0.2 million and €1.9 million, respectively).

The Company calculates the cost of the Management Share Awards based upon their fair value using the Monte Carlo Model, which is considered to be the most appropriate methodology considering the restricted shares only vest once the market performance conditions have been satisfied, as well as expected exercise period and the payment of dividends by the Company. Following a revision to the January 1, 2016 and 2017 awards, which included changes to the EBITDA Performance Conditions and benchmark market share price targets, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are now as follows:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award
Grant date price	$16.91	$16.91	$16.91
Exercise price	$—	$—	$—
Expected life of restricted share	0.78 – 2.00 years	1.25 – 3.00 years	2.54 – 4.00 years
Expected volatility of the share price	22.0%	22.0%	24.0%
Dividend yield expected	—%	—%	—%
Risk free rate	2.06%	2.15%	2.23%
Employee exit rate	19.0%	19.0%	19.0%
EBITDA Performance Conditions	70.0%-90.0%	50.0%-70.0%	40.0%-50.0%

The expected volatility of the share price inputs above were estimated by referencing selected quoted companies which are considered to exhibit some degree of comparability with the Company, as the Company has only been listed for approximately three years.
Based on the assessment of fair value and the number of shares expected to vest, the total fair values in respect of the restricted shares are:

•	2016 award - $19.6 million (€15.9 million)

•	2017 award - $4.2 million (€3.4 million)

•	2018 award - $1.6 million (€1.3 million)
Non-Executive Director Restricted Share Awards

In accordance with the Board approved independent Non-Executive Director compensation guidelines, each independent Non-Executive Director is granted a $100,000 restricted share award annually on the date of the annual general meeting of shareholders, valued at the closing market price for such shares on this date. The restricted shares vest on the earlier to occur of the date of the Company’s subsequent annual general meeting of shareholders or thirteen months from the date of grant. On June 19, 2017, the then current independent Non-Executive Directors were granted a 41,724 restricted share award at a share price of $14.38. On August 22, 2017, two new independent Non-Executive Directors were granted a pro-rata 11,774 restricted share award at the same share price and vesting conditions as the previous grant.

On June 14, 2018, 53,498 restricted shares granted as part of the 2017 Non-Executive Director restricted share awards vested, resulting in the issuance of 41,186 ordinary shares (net of shares 12,312 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares) and a €0.2 million increase in the share-based compensation reserve based on the value of the awards issued.

On June 14, 2018, after the Company's annual general meeting of shareholders, the current Non-Executive Directors were granted a 44,272 restricted share award at a share price of $18.07.

The total charge within the Statement of Consolidated Profit or Loss for the three and nine months ended September 30, 2018 related to Non-Executive Directors share-based compensation awards is €0.2 million and €0.7 million, respectively. The total charge within the Statement of Consolidated Profit or Loss for the three and nine months ended September 30, 2017 was €0.1 million and €0.5 million, respectively.
Share based compensation reserve

	Non-Executive Directors Award	Management Share Award 2016	Management Share Award 2017	Management Share Award 2018	Total Share based compensation reserve
	€m	€m	€m	€m	€m
Balance as of January 1, 2018	0.5	2.2	0.2	—	2.9
Non-Executive Director restricted share awards charge	0.7	—	—	—	0.7
Directors and Senior Management share awards charge - January 1, 2016	—	7.2	—	—	7.2
Directors and Senior Management share awards charge - January 1, 2017	—	—	1.3	—	1.3
Directors and Senior Management share awards charge - January 1, 2018	—	—	—	0.3	0.3
Vesting of Non-Executive Director restricted shares	(0.8)	—	—	—	(0.8)
Reclassification of awards for settlement of tax liabilities	—	(2.0)	—	—	(2.0)
Balance as of September 30, 2018	0.4	7.4	1.5	0.3	9.6
Founder Preferred Shares Dividend Reserve

Nomad has issued Founder Preferred Shares to its Founder Entities. Holders of the Founder Preferred Shares are entitled to receive annual dividend amounts subject to certain performance conditions (the “Founder Preferred Shares Annual Dividend Amount”).

The Founder Preferred Shares Annual Dividend Amount is structured to provide a dividend based on the future appreciation of the market value of the ordinary shares, thus aligning the interests of the Founders with those of the investors on a long term basis. The Preferred Shares Annual Dividend Amount is determined with reference to the Dividend Determination Period of a financial year, i.e. the last 10 consecutive trading days and calculated as 20% of the increase in the volume weighted average share price of the Company’s ordinary shares across the determination period compared to the highest price previously used in calculating the Founder Preferred Share Annual Dividend Amounts ($11.4824) multiplied by 140,220,619 shares (the “Preferred Share Dividend Equivalent”).

The conditions of the Founder Preferred Shares Annual Dividend Amount for 2017 were met and issued on January 2, 2018. The
Company issued a share dividend of 8,705,890 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017). Accordingly, the balance of the Founder Preferred Shares Dividend Reserve as at September 30, 2018 decreased to €372.6 million (December 31, 2017: €493.4 million).

The Founder Preferred Shares Annual Dividend Amount is paid for so long as the Founder Preferred Shares remain outstanding. The Founder Preferred Shares automatically convert on the last day of the seventh full financial year following completion of the acquisition of the Iglo Group or upon a change of control, unless in the case of a change of control, the independent Directors determine otherwise.

The amounts used for the purposes of calculating the Founder Preferred Shares Annual Dividend Amount and the Preferred Share Dividend Equivalent are subject to such adjustments for share splits, share dividends and certain other recapitalisation events as the Directors in their absolute discretion determine to be fair and reasonable in the event of a consolidation or sub-division of the ordinary shares in issue, as determined in accordance with Nomad’s Memorandum and Articles of Association.